SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process	$ 10,336	$ 11,138
Finished goods	45,348	43,246
Total inventory	$ 55,684	$ 54,384